TAXES ON INCOME (Schedule of Income Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ (45,582)	$ (38,831)	$ (18,671)
Foreign	3,687	(48,128)	(36,937)
Loss before taxes on income	$ (41,895)	$ (86,959)	$ (55,608)